COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 13 – Commitments and Contingencies

A)	Litigation

INVO Bioscience, Inc. v. James Bowdring

On August 7, 2019, the Company sent James Bowdring, the brother of our then Chief Financial Officer, a check in the amount of $65,197 as full and final payment under those certain promissory notes dated April 8, 2011 and November 9, 2011.  On August 8, 2019, Mr. Bowdring’s legal counsel returned the check.  A basis for returning the check was a claim that the interest due under the Notes called for compounded interest and not per annum interest.  In addition, the letter rejecting the tender of the payment in full check alleged Mr. Bowdring was considering a future intention to convert his Promissory Notes into shares of the Company’s common stock.  Mr. Bowdring, through his counsel, indicated that such future intention to convert the Notes to common stock were contingent upon Mr. Bowdring addressing certain personal issues which were not disclosed by his counsel in the correspondence returning the checks.  The Company does not believe that Mr. Bowdring has the right to seek conversion of the Notes once payment for the Notes has been tendered.  In order to resolve the issue of the Company’s tender of payment in full versus Mr. Bowdring’s assertion that he can reject tender and seek conversion, the Company has filed an action in the Suffolk Superior Court in Boston on September 3, 2019 seeking Declaratory Judgment and Judgment for Breach of Contract. On September 30, 2019, Mr. Bowdring filed an answer and counterclaim under which he alleged breach of contract, fraud, promissory estoppel, unfair and deceptive practices and constructive trust. Mr. Bowdring is seeking receipt of all shares due under the adjusted conversion price.

The 10% Senior Secured Convertible Promissory Notes were issued on April 8, 2011 and November 9, 2011, with maturity dates thirty days subsequent to the dates of issuance.  Interest was calculated at 10% per annum, compounded based on a 360-day year. Investors had the option to convert any unpaid principal and accrued interest into shares of Company’s common stock original conversion prices of $0.60 and $0.20, respectively, subject to adjustments upon the Company’s issuances of stock at prices less than the original conversion prices during the 24-months after issuance of each note (i.e. currently $0.1300).

The Company does not currently expect the above matter to have a material adverse effect upon either our results of operations, financial position, or cash flows.

B)	Employee Agreements

On October 10, 2019, the Company entered into an agreement with our newly appointed Chief Executive Officer, Steve Shum. The Company agreed to pay Mr. Shum an annual salary of $260,000. In addition, Mr. Shum is eligible to earn bonus compensation of up to $75,000 bonus upon a successful up-listing to the NASDAQ exchange. All other bonus amounts will be determined by the board of directors, in their sole discretion. In addition to his base salary and performance bonus, the Company granted Mr. Shum: (i) 20,000 shares of our common stock and (ii) a three-year option to purchase 324,159 shares of our common stock at an exercise price of $5.10 per share.  These options will vest monthly over a 3-year period.

On January 15, 2020, the Company entered into an employment agreement (the “Employment Agreement”) with Michael Campbell to continue serving as the Company’s Chief Operating Officer and Vice President of Business Development, a position he has held since February 2019. Mr. Campbell’s compensation will consist of an annual base salary of $220,000, and a target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors.

In connection with the Employment Agreement, on January 17, 2020, the Company granted Mr. Campbell 50,000 shares of Company common stock, and an option to purchase 200,000 shares of Company common stock (the “Option”) at an exercise price of $4.2756 per share. One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.

The Company has entered into a consulting agreement with Shine Management, Inc. through which it is receiving outsourced accounting and the support of its acting Chief Financial Officer, Debra Hoopes. Debra is the Chief Financial Officer and Chief Administrative Officer of Shine Management, Inc. and Management Services Company in Charlottesville, VA.

NOTE 12	COMMITMENTS AND CONTINGENCIES

A)     Litigation

Paasch, et al. v. INVO Bioscience, Inc. et al

INVO Bioscience, Inc., and two of its directors have been, since 2010, defending litigation brought by investors in an alleged predecessor of INVO Bioscience.  On March 24, 2010, INVO Bioscience, Inc. and its corporate affiliate, Bio X Cell, Inc., Claude Ranoux, and Kathleen Karloff were served an Amended Complaint, the original of which was filed on December 31, 2009 at the Suffolk Superior Court Business Litigation Session by two terminated employees of Medelle Corporation (also named as a co-defendant but no longer active), who are also attorneys, and a former investor in and creditor of Medelle.  These plaintiffs allege various claims of wrongdoing relating to the sale of assets of Medelle to Dr. Ranoux.  Plaintiffs claim that Dr. Ranoux, Ms. Karloff, and Medelle (and therefore INVO Bioscience as an alleged successor corporation) violated alleged duties owed to plaintiffs in connection with the sale.  Separate claims were also alleged against INVO Bioscience.

During 2010, Dr. Ranoux, Ms. Karloff, and INVO Bioscience filed Motions to Dismiss as to all claims, pursuant to M.R.Civ. P. 12(b)(6).  In a written Decision rendered on November 12, 2010, the judge dismissed all claims against INVO, Bio X Cell, and Ms. Karloff, and also dismissed the claims against Dr. Ranoux alleging civil conspiracy and breach of M.G.L. c. 93A.  The judge denied Dr. Ranoux’s motion to dismiss the remaining breach of fiduciary duty and fraud claims.  The plaintiffs allege in their Amended Complaint that Dr. Ranoux committed fraud by failing to inform them of the details of the Medelle auction.

The claims against Dr. Ranoux that survived the November 2010 dismissal order were submitted to binding arbitration.  On February 15, 2013, the mutually agreed arbitrator ruled in favor of Dr. Ranoux. The award held that Dr. Ranoux did not withhold information about the auction of Medelle’s assets and expressed doubt that the plaintiffs would have invested the resources necessary to make a beneficial use of the assets.  The arbitrator’s award then was confirmed by the Superior Court on August 21, 2013.  The Superior Court’s confirmation of the award was affirmed on appeal on October 20, 2013 by the Massachusetts Appeals Court.  The Massachusetts Supreme Judicial Court then denied further appellate review.

On October 18, 2016, following motions and argument, the Superior Court issued a memorandum of decision and order denying plaintiffs’ motion for entry of default judgment and assessment of damages against Medelle and allowed the motion of INVO Bioscience, Bio X Cell, and Ms. Karloff for entry of final judgment of dismissal.  The foregoing order was converted to a final judgment dismissing all claims against all defendants and entered on the docket on October 27, 2016.

On November 28, 2016, plaintiffs filed an amended notice of appeal from the Superior Court’s decision of October 17, 2016 and the subsequent judgment entered on October 27, 2016.  The appeal further challenges the order of dismissal from November 2010.  Plaintiffs did not appeal from the dismissal of the claims against Ms. Karloff, so the judgment in her favor is now final, leaving claims against INVO Bioscience, Bio X Cell, Medelle, and Dr. Ranoux.

On November 11, 2019, the Company entered into a Settlement Agreement and Release with Jo Ann Jorge, Francis Gleason, Jr., and Ronald Passch, M.D. (collectively, the “Claimants”), under which we agreed to pay Claimants $90,000 in cash and 15,000 shares of our common stock at a value of $93,750 shares of our common stock in full satisfaction of all claims. Following execution of the Settlement Agreement and Release, all parties dismissed the lawsuit with prejudice and mutual releases were granted by all parties under the Settlement Agreement and Release.

INVO Bioscience, Inc. v. James Bowdring

On August 7, 2019, the Company sent James Bowdring, the brother of our then Chief Financial Officer, a check in the amount of $65,197 as full and final payment under those certain promissory notes dated April 8, 2011 and November 9, 2011.  On August 8, 2019, Mr. Bowdring’s legal counsel returned the check.  A basis for returning the check was a claim that the interest due under the Notes called for compounded interest and not per annum interest.  In addition, the letter rejecting the tender of the payment in full check alleged Mr. Bowdring was considering a future intention to convert his Promissory Notes into shares of the Company’s common stock.  Mr. Bowdring, through his counsel, indicated that such future intention to convert the Notes to common stock were contingent upon Mr. Bowdring addressing certain personal issues which were not disclosed by his counsel in the correspondence returning the checks.  The Company does not believe that Mr. Bowdring has the right to seek conversion of the Notes once payment for the Notes has been tendered.  In order to resolve the issue of the Company’s tender of payment in full versus Mr. Bowdring’s assertion that he can reject tender and seek conversion, the Company has filed an action in the Suffolk Superior Court in Boston on September 3, 2019 seeking Declaratory Judgment and Judgment for Breach of Contract. On September 30, 2019, Mr. Bowdring filed an answer and counterclaim under which he alleged breach of contract, fraud, promissory estoppel, unfair and deceptive practices and constructive trust. Mr. Bowdring is seeking receipt of all shares due under the adjusted conversion price.

The 10% Senior Secured Convertible Promissory Notes were issued on April 8, 2011 and November 9, 2011, with maturity dates thirty days subsequent to the dates of issuance.  Interest was calculated at 10% per annum, compounded based on a 360-day year. Investors had the option to convert any unpaid principal and accrued interest into shares of Company’s common stock original conversion prices of $0.60 and $0.20, respectively, subject to adjustments upon the Company’s issuances of stock at prices less than the original conversion prices during the 24-months after issuance of each note (i.e. currently $0.1300).

The Company does not currently expect the above matter to have a material adverse effect upon either our results of operations, financial position, or cash flows.

B)     Employee Agreements

On October 10, 2019, we entered into an agreement with our newly appointed Chief Executive Officer, Steve Shum. We agreed to pay Mr. Shum an annual salary of $260,000. In addition, Mr. Shum is eligible to earn bonus compensation of up to $75,000 bonus upon a successful up-listing to the NASDAQ exchange. All other bonus amounts will be determined by the board of directors, in their sole discretion. In addition to his base salary and performance bonus, we granted Mr. Shum: (i) 20,000 shares of our common stock and (ii) a three-year option to purchase 324,159 shares of our common stock at an exercise price of $5.10 per share.  These options will vest monthly over a 3-year period.

The Company is in the process of updating employment agreements for its other key officers, executives and employees of the Company.

C)     Consulting Agreements

The Company has entered into a consulting agreement with Shine Management, Inc. through which it is receiving outsourced accounting and the support of its acting Chief Financial Officer, Debra Hoopes. Debra is the Chief Financial Officer and Chief Administrative Officer of Shine Management, Inc. and Management Services Company in Charlottesville, VA.

The Company had a verbal agreement beginning in March 2013 with its former Chief Financial Officer, Robert Bowdring, who was then a director, to assist where necessary in the financial and administrative areas of the Company for compensation to be equivalent to the others working in the organization. We changed the compensation arrangement to an hourly rate in 2019 as any support activities needed are substantially complete as of the end of September 2019.